BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND MATERIAL ACCOUNTING POLICIES INFORMATION - Estimated useful life of intangible assets (Details)	12 Months Ended
Dec. 31, 2025
Software | Minimum
BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND MATERIAL ACCOUNTING POLICIES INFORMATION
Intangible assets, useful life (in years)	1 year
Software | Maximum
BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND MATERIAL ACCOUNTING POLICIES INFORMATION
Intangible assets, useful life (in years)	3 years
License | Minimum
BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND MATERIAL ACCOUNTING POLICIES INFORMATION
Intangible assets, useful life (in years)	2 years
License | Maximum
BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND MATERIAL ACCOUNTING POLICIES INFORMATION
Intangible assets, useful life (in years)	15 years